CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Accounts and notes payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB3,481 and RMB2,740 as of December 31, 2024 and 2025, respectively)	¥ 149,371	$ 21,360	¥ 72,090
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB11,064 and RMB8,317 as of December 31, 2024 and 2025, respectively)	28,821	4,121	19,574
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB6,639 and RMB13,690 as of December 31, 2024 and 2025, respectively)	348,700	49,863	460,143
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB929 and RMB929 as of December 31, 2024 and 2025)	13,690	1,958	20,088
Lease liabilities due within one year	53,435	7,641	39,409
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB10,628 and RMB19,204 as of December 31, 2024 and 2025, respectively)	¥ 107,906	$ 15,430	¥ 103,306
Common stock, par value | $ / shares		$ 0.00001
Common stock, shares authorized | shares	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares designated | shares	3,039,147,394	3,039,147,394	3,039,147,394
Variable Interest Entity Primary Beneficiary
Accounts and notes payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB3,481 and RMB2,704 as of December 31, 2024 and 2025, respectively)	¥ 2,740		¥ 3,481
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB11,064 and RMB8,317 as of December 31, 2024 and 2025, respectively)	8,317		11,064
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB929 and RMB929 as of December 31, 2024 and 2025)	929		929
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB10,628 and RMB19,204 as of December 31, 2024 and 2025, respectively)	19,204		10,628
Variable Interest Entity Primary Beneficiary | Without Recourse
Accounts and notes payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB3,481 and RMB2,740 as of December 31, 2024 and 2025, respectively)	2,740		3,481
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB11,064 and RMB8,317 as of December 31, 2024 and 2025, respectively)	8,317		11,064
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB6,639 and RMB13,690 as of December 31, 2024 and 2025, respectively)	13,690		6,639
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB929 and RMB929 as of December 31, 2024 and 2025)	929		929
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB10,628 and RMB19,204 as of December 31, 2024 and 2025, respectively)	¥ 19,204		¥ 10,628
Class A Ordinary Shares
Common stock, shares authorized | shares	6,000,000,000	6,000,000,000	6,000,000,000
Common stock, shares issued | shares	2,096,600,883	2,096,600,883	1,234,627,468
Common stock, shares outstanding | shares	1,276,663,163	1,276,663,163
Class B Ordinary Shares
Common stock, shares authorized | shares	960,852,606	960,852,606	960,852,606
Common stock, shares issued | shares	600,572,880	600,572,880	600,572,880
Common stock, shares outstanding | shares	600,572,880	600,572,880